SPINNAKER ETF SERIES

The Cannabis ETF

Supplement to the Summary Prospectus

October 2, 2019
This supplement to the Summary Prospectus dated June 19, 2019 for The Cannabis ETF (the “Fund”), a series of the Spinnaker ETF Series (the “Trust”), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain copies of the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or calling the Fund toll-free at the number above.
The following paragraph is added to the end of the section “Principal Investment Strategies” of the Summary Prospectus immediately before the paragraph entitled “Industry Concentration Policy:”
To generate income for the Fund, the Fund may lend its portfolio securities to broker-dealers (including the Fund’s custodian) and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the domestic portfolio securities being lent and 105% of the value of the foreign portfolio securities being lent. This collateral is marked to market on a daily basis and will be maintained in an amount equal to at least the percentages noted above of the portfolio securities being lent. The Fund will also receive fee income in exchange for the securities it lends.
The following risk is added to the section “Principal Risks of Investing in the Fund”:
Securities Lending Risk. There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

Investors Should Retain This Supplement for Future Reference

SPINNAKER ETF SERIES

The Cannabis ETF

Supplement to the Prospectus

October 2, 2019
This supplement to the Prospectus dated June 19, 2019 for The Cannabis ETF (the “Fund”), a series of the Spinnaker ETF Series (the “Trust”), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain copies of the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or calling the Fund toll-free at the number above.
The following paragraph is added to the end of the section “Principal Investment Strategies” immediately before the paragraph entitled “Industry Concentration Policy” in the Fund Summary and in the section “Additional Information About the Fund's Investment Objectives, Principal Investment Strategies, and Risks”:
To generate income for the Fund, the Fund may lend its portfolio securities to broker-dealers (including the Fund’s custodian) and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the domestic portfolio securities being lent and 105% of the value of the foreign portfolio securities being lent. This collateral is marked to market on a daily basis and will be maintained in an amount equal to at least the percentages noted above of the portfolio securities being lent. The Fund will also receive fee income in exchange for the securities it lends.
The following risk is added to the section “Principal Risks of Investing in the Fund” in the Fund Summary:
Securities Lending Risk. There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.
The following risk is added to the section “Principal Investment Risks for the Fund” in the section “Additional Information About the Fund's Investment Objectives, Principal Investment Strategies, and Risks”:
Securities Lending Risk. When the Fund loans its portfolio securities, it will receive collateral consisting of cash or cash equivalents, or securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or any combination thereof. Nevertheless, the Fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. In addition, if the Fund’s securities are sold while out on loan and the securities are not returned timely by the borrower, there is a possibility that the sale transaction will not settle in the usual manner and cause unintended market exposure and additional trade and other expenses to the Fund. As well, any investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

Investors Should Retain This Supplement for Future Reference